UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (4.9%)	S&P	Value	(a)

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$516,705

	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,737,970

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	355,776

	Highland Heights, Kentucky
500,000	5.125%, 12/01/38	A1/NR	560,495

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA	4,578,848

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,049,459

	Muhlenberg County, Kentucky
730,000	4.500%, 04/01/28	A1/NR	824,418

	City of Owensboro, Kentucky Refunding and Improvement
1,355,000	4.000%, 06/01/30	Aa3/NR	1,471,422

	Warren County, Kentucky Unlimited Tax
615,000	4.000%, 06/01/25	Aa2/AA-	692,035
635,000	4.000%, 06/01/26	Aa2/AA-	708,749
660,000	4.000%, 06/01/27	Aa2/AA-	732,310
	Total General Obligation Bonds		13,228,187

	Revenue Bonds (92.9%)

	State Agencies (12.2%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,219,300

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG/ FGIC Insured	Aa2/AA-	1,617,555
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	569,175
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	848,430
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,127,210

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-	1,060,229

	Kentucky Economic Development Finance Authority Louisville Arena Project
3,500,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA-	3,863,265

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,045,090
3,000,000	5.000%, 11/01/19 AGMC Insured (pre-refunded)	Aa2/AA-	3,011,250
1,020,000	5.000%, 11/01/20	Aa3/A+	1,204,528
1,375,000	5.375%, 11/01/23	Aa3/A+	1,614,374
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,242,492
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA-	3,237,332
750,000	5.500%, 11/01/28	Aa3/A+	871,530
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA-	2,835,425
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,993,865
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,338,540

	Total State Agencies		32,699,590

	County Agencies (5.8%)

	Bracken County, Kentucky Public Properties Corp. Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,298,844

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR	1,098,280

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,715,065
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa2/NR***	2,126,924
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa2/NR***	2,229,826
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa2/NR***	1,155,761
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,765,460

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-	1,255,035
515,000	4.000%, 02/01/25	NR/AA-	563,194
315,000	5.375%, 02/01/27	NR/AA-	360,514
330,000	5.375%, 02/01/28	NR/AA-	376,652

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR	271,448

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	536,810
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	528,380

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	384,276

	Total County Agencies		15,666,469

	Colleges and Universities (6.7%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,052,120

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA-	1,135,074
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA-	219,414

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A+	1,357,138

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A+	1,546,139

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	560,810

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	813,443

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	971,314
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,682,644
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,745,250
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,079,589
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,181,930

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,122,880
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,617,758

	Total Colleges and Universities		18,085,503

	Hospitals (12.5%)

	Jefferson County, Kentucky Health Facilities University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa2/BBB	1,053,696

	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,228,116
2,000,000	5.500%, 05/01/22	NR/A	2,025,420

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A1/NR***	5,511,709
2,050,000	5.250%, 08/15/46	A1/NR***	2,288,231

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,044,120

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,110,370

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,080,720

	Lexington-Fayette Urban County Government, Kentucky Public Facilities Co Lease, Eastern State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,718,730

	Louisville & Jefferson County, Kentucky Louisville Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,028,570

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22 (pre-refunded)	#Aaa/NR	1,273,700

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton
7,620,000	5.000%, 10/01/26	NR/A-****	8,101,051
1,600,000	5.000%, 10/01/30	NR/A-****	1,690,576

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
2,000,000	5.000%, 12/01/30	Aa2/AA	2,302,440

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/A	704,398
500,000	5.000%, 10/01/33	NR/A	548,635

	Total Hospitals		33,710,482

	Housing (4.7%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	564,890
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	482,483
285,000	4.250%, 01/01/18	Aaa/AAA	289,691
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	589,818
180,000	4.250%, 07/01/18	Aaa/AAA	182,867
615,000	4.800%, 07/01/20 AMT	Aaa/AAA	627,282
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,633,240
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,722,260
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	719,743
250,000	3.625%, 01/01/25	Aaa/AAA	262,128
900,000	4.500%, 07/01/25	Aaa/AAA	981,495
600,000	4.750%, 07/01/26	Aaa/AAA	637,560
315,000	4.850%, 07/01/29	Aaa/AAA	335,198
1,630,000	4.600%, 07/01/32 AMT	Aaa/AAA	1,728,892
540,000	5.150%, 07/01/39	Aaa/AAA	576,040

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,340,277

	Total Housing		12,673,864

	School Building Revenue (23.4%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,337,232
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,769,148

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,058,120
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,717,507
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,342,975

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	210,396
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,585,262
1,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	1,671,806
1,145,000	4.500%, 04/01/27	Aa3/NR	1,270,572
1,200,000	4.500%, 04/01/28	Aa3/NR	1,328,340

	Campbell County, Kentucky School District Finance Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	369,587

	Christian County, Kentucky School District Finance Corp.
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	784,725

1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,660,962

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24 (pre-refunded)	Aa3/NR	215,458

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured (pre-refunded)	Aa2/AA	5,479,950
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA	4,702,044

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,302,489

	Fort Thomas, Kentucky Independent School District Finance Corp.
610,000	4.375%, 04/01/25	Aa3/NR	642,605

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,050,920
1,560,000	4.000%, 06/01/29	Aa3/NR	1,662,960
1,000,000	4.000%, 06/01/30	Aa3/NR	1,060,870

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,299,677
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,361,567

	Jessamine County, Kentucky School District Finance Corp., School Building Revenue
1,365,000	4.000%, 08/01/32	Aa3/NR	1,471,948

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	470,725
4,250,000	5.000%, 06/01/22 NPFG Insured (pre-refunded)	Aa3/NR	4,578,483
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	629,713
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	791,370
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	341,975

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	291,287
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	505,128
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	841,049

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	330,678

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	399,510
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	502,830

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	871,338
325,000	4.500%, 05/01/25	Aa3/NR	356,863

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured (pre-refunded)	Aa3/NR	536,880
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,060,960
1,370,000	4.000%, 09/01/32	Aa3/NR	1,508,904

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	987,873

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	771,866

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,457,750

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,166,290
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,041,372
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,630,262
1,500,000	3.400%, 02/01/32	Aa3/NR	1,523,985

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,086,120

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	309,918
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	534,585

	Total Schools		62,884,834

	Transportation (15.3%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,308,944

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,351,240
3,500,000	5.000%, 07/01/25	Aa2/AA+	4,232,970
2,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	2,157,160
1,000,000	5.000%, 07/01/25	Aa2/AA+	1,146,800
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,137,778
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,251,943
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA+	6,089,400
3,000,000	4.000%, 07/01/29	Aa2/AA+	3,340,260
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA+	1,212,090

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,209,471
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA-	1,107,300
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,735,176

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA-	1,030,210
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA-	2,040,680
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA-	1,396,236
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA-	3,453,156
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA-	275,448
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,525

	Total Transportation		40,976,787

	Utilities (12.3%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,824,939
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	317,223
2,370,000	4.000%, 08/01/27	Aa2/AA	2,615,935
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,527,300

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,666,185

	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	A3/NR	267,195

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+	220,106
595,000	5.000%, 02/01/20 NPFG Insured	Baa2/A+	602,485
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+	224,599
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+	214,738
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+	258,139
200,000	4.500%, 02/01/24 NPFG Insured	Baa2/A+	203,846
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+	274,176
355,000	4.600%, 02/01/25	NR/A+	390,287
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+	308,960
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+	261,351
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+	335,954

	Kentucky Rural Water Finance Corp., Public Project Revenue Refunding
375,000	4.000%, 02/01/28	NR/A+	399,874
305,000	4.000%, 02/01/29	NR/A+	324,541

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA-	1,161,280

	Louisville & Jefferson County, Kentucky Metropolitan Government Pollution Refunding, Louisville Gas & Electric Co. Project
2,000,000	1.650%, 10/01/33	A2/A-	2,014,220

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA	2,566,425
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA	2,693,130
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA	1,595,160
500,000	5.000%, 05/15/28 Series A	Aa3/AA	598,175
1,350,000	5.000%, 05/15/34	Aa3/AA	1,567,431
505,000	4.250%, 05/15/38 Series A AGMC Insured	Aa3/AA	528,341

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR	1,191,230
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,139,083
1,250,000	4.500%, 02/01/30	Aa3/NR	1,387,213

	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA-	1,203,600

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	566,045

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	979,048

	Trimble County, Kentucky Environmental Facilities Revenue Refunding, Louisville Gas & Electric Co.
500,000	4.600%, 06/01/33 AMBAC Insured	A2/A-	524,540

	Total Utilities		32,952,754

	Total Revenue Bonds		249,650,283

	Total Investments (cost $244,797,407-note b)	97.8%	262,878,470

	Other assets less liabilities	2.2	5,915,413

	Net Assets	100.0%	$268,793,883

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

	Fitch ratings
	** AAA
	*** AA
	**** A

		Percent of
	Portfolio Distribution By Quality Rating (unaudited)	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	5.1%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	6.8
	Aa of Moody's or AA of S&P or Fitch	71.5
	A of Moody's or S&P or Fitch	15.5
	Baa of Moody's or BBB of S&P	0.4
	Not rated*	0.7
		100.0%

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $244,638,778 amounted to of $18,239,692, which consisted of aggregate gross unrealized appreciation of $18,243,066 and aggregate gross unrealized depreciation of $3,374.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	262,878,470
Level 3 – Significant Unobservable Inputs	-
Total	$262,878,470

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012